8. Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Details)	Dec. 31, 2015 USD ($)
Convertible Notes
Derivative Assets (Liabilities), at Fair Value, Net	$ 479,479
Change in Fair Value of Derivatives	1,473
Derivative Liability, Current	480,952
Broker Warrants
Derivative Assets (Liabilities), at Fair Value, Net	85,767
Change in Fair Value of Derivatives	(5,499)
Derivative Liability, Current	80,268
Total
Derivative Assets (Liabilities), at Fair Value, Net	565,246
Change in Fair Value of Derivatives	(4,026)
Derivative Liability, Current	$ 561,220